Long-Term Investments, Net (Tables)	6 Months Ended
Sep. 30, 2025
Long-Term Investments, Net [Abstract]
Schedule of Long-Term Investments, Net Consist of Investments in Non-Marketable Securities

Long-term investments, net consist of investments in non-marketable securities as the following:

	Ownership interest	As of September 30, 2025		As of March 31, 2025
	%	$’000		$’000
Non-marketable equity securities:
Investment A	2.47%	-		-
Investment B	0.53%	368		368
Investment C	4.90%	-	*	-	*
Investment D	19.00%	126		-
Net carrying value		494		368

*	Less than $1,000

Schedule of Movement of Investments

The following table presents the movement of investments as of September 30, 2025:

	As of September 30, 2025	As of March 31, 2025
	$’000	$’000
Beginning balance	368	-
Additions	126	658
Impairment loss of long-term investment, net – Investment A	-	(290)
Ending balance	494	368